Income taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Statutory rate	30.00%	30.00%	30.00%
Effects of exchange rates on tax balances	(38.00%)	22.00%	(2.00%)
Effects of inflation	5.00%	(4.00%)	(11.00%)
Effective rate	(3.00%)	48.00%	17.00%